Cover	Dec. 11, 2023
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	On December 12, 2023, Aditxt, Inc. (the “Company”) filed a Current Report on Form 8-K (the “Original Current Report”) disclosing that on December 11, 2023, the Company entered into an Agreement and Plan of Merger (the “Original Agreement”) with Adifem, Inc. f/k/a Adicure, Inc., a Delaware corporation and wholly owned subsidiary of the Company (“Merger Sub”) and Evofem Biosciences, Inc., a Delaware corporation (“Evofem”), pursuant to which, Merger Sub will be merged into and with Evofem (the “Merger”), with Evofem surviving the Merger as a wholly owned subsidiary of the Company. On July 18, 2024, the Company filed a Current Report on Form 8-K (the “July Current Report” and together with the Original Current Report, the “Current Reports”) disclosing that on July 12, 2024, the Company, Merger Sub and Evofem entered in an Amended and Restated Merger Agreement (the “Merger Agreement”, which amended and restated the Original Agreement. On March 23, 2025, Evofem, Aditxt and Merger Sub entered into the Fifth Amendment to the Amended and Restated Merger Agreement (the “Fifth Amendment”), pursuant to which, the parties agreed that (i) Evofem shall use commercially reasonable efforts to hold the Company Shareholders Meeting (as defined under the Merger Agreement) no later than September 26, 2025, (ii) the Company shall make invest an additional $1,500,000 in Evofem no later than April 7, 2025 in exchange for additional shares of F-1 Preferred Stock and/or, at the Company’s option, senior subordinated notes of Evofem, and (iii) the End Date shall be extended to September 30, 2025. On August 1, 2024, the Company filed the first amendment to the Original Current Report (“Amendment No. 1”), which amended the Current Reports to include the required historical consolidated financial statements of Evofem as of and for the years ended December 31, 2023 and December 31, 2022 and the condensed consolidated financial statements as of and for the three months ended March 31, 2024, and the pro forma consolidated financial information as of and for the three months ended March 31, 2024 required by Items 9.01(a) and 9.01(b) of Form 8-K and should be read in conjunction with the Current Reports. On September 5, 2024, the Company filed the second amendment to the Original Current Report (“Amendment No. 2”), which amended the Current Reports to include the required historical condensed consolidated financial statements of Evofem as of and for the six months ended June 30, 2024 and the pro forma consolidated financial information as of and for the six months ended June 30, 2024 required by Items 9.01(a) and 9.01(b) of Form 8-K and should be read in conjunction with the Current Reports. On November 21, 2024, the Company filed the third amendment to the Original Current Report (“Amendment No. 3”), amends the Current Reports to include the required historical condensed consolidated financial statements of Evofem as of and for the nine months ended September 30, 2024 and the pro forma consolidated financial information as of and for the nine months ended September 30, 2024 required by Items 9.01(a) and 9.01(b) of Form 8-K and should be read in conjunction with the Current Reports. This fourth amendment to the Original Current Report (“Amendment No. 4”), amends the Current Reports to include the required audited consolidated historical financial statements as of and for December 31, 2024 and 2023 of Evofem and the pro forma consolidated financial information as of and for the twelve months ended December 31, 2024 and 2023, required by Items 9.01(a) and 9.01(b) of Form 8-K and should be read in conjunction with the Current Reports. The pro forma consolidated financial information included as Exhibit 99.2 to this Current Report on Form 8-K/A has been presented for informational purposes only, as required by Form 8-K, and does not purport to represent the actual results of operations that the Company and Evofem would have achieved had the entities been combined at and during the period presented in the pro forma consolidated financial information, and is not intended to project the future results of operations that the combined company may achieve following the transactions. This Amendment No. 4 does not amend any other item of the Original Current Report or purport to provide an update or a discussion of any developments at the Company or its subsidiaries subsequent to the filing date of the Original Current Report.
Document Period End Date	Dec. 11, 2023
Entity File Number	001-39336
Entity Registrant Name	Aditxt, Inc.
Entity Central Index Key	0001726711
Entity Tax Identification Number	82-3204328
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	2569 Wyandotte St.
Entity Address, Address Line Two	Suite 101
Entity Address, City or Town	Mountain View
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94043
City Area Code	650
Local Phone Number	870-1200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001
Trading Symbol	ADTX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false